SECURED CONVERTIBLE NOTE AGREEMENTS (Narrative) (Details) - USD ($)				1 Months Ended		12 Months Ended
	Feb. 12, 2015	Jul. 11, 2013	Feb. 01, 2013	Jul. 31, 2015	Feb. 28, 2015	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Debt instrument, face amount						$ 1,375,000
Interest expense						$ 394,903	$ 462,760
Repayment of convertible note with third party							115,822
Proceeds from exercise of warrants							$ 25,000
Loss on extinguishment of debt						$ 596,648
Loss on conversion of interest						$ (12,841)	$ 201,175
Maximum [Member]
Debt Instrument [Line Items]
Term						10 years
Principal Stockholder [Member]
Debt Instrument [Line Items]
Term						2 years
Number of shares callable by warrants						1,760,685
Exercise price of shares called by warrants						$ 2.00
Director [Member]
Debt Instrument [Line Items]
Number of shares callable by warrants							100,000
Chief Executive Officer [Member]
Debt Instrument [Line Items]
Common shares issued							1,434,060
President and principal shareholder [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Percentage of warrants issued of the number of shares issued upon the conversion						50.00%
Secured Convertible Line Of Credit Agreement [Member] | President and principal shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 1,375,000
Debt instrument, interest rate						7.50%
Debt instrument, maturity date						Dec. 31, 2020
Term						2 years
Unamortized discount on notes payable						$ 73,987
Accrued interest						21,482
Interest expense						3,244
Amortization of original issue discounts related to convertible notes						73,987
Line of credit, borrowing capacity						$ 4,000,000
Number of shares callable by warrants						2,104,990
Exercise price of shares called by warrants						$ 2.00
Loan discounts related to warrants						$ 75,609
Loan discounts related to beneficial conversion features of advances						$ 75,609
Expected term						2 years
Secured Convertible Line Of Credit Agreement [Member] | President and principal shareholder [Member] | Minimum [Member]
Debt Instrument [Line Items]
Convertible note, conversion price						$ 0.24
Volatility rate						79.66%
Discount rate						0.54%
Secured Convertible Line Of Credit Agreement [Member] | President and principal shareholder [Member] | Maximum [Member]
Debt Instrument [Line Items]
Convertible note, conversion price						$ 0.82
Volatility rate						98.15%
Discount rate						0.70%
Convertible Note Payable Dated February 2013 [Member] | President and principal shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,997,483			$ 1,997,483
Debt instrument, interest rate			7.50%
Debt instrument, maturity date	Dec. 31, 2020		Dec. 31, 2016
Convertible note, conversion price			$ 0.35
Common stock, price per share					$ 0.32
Accrued interest					$ 149,811	61,566
Gain on interest conversion						12,841
Interest expense						23,052
Shares issued from conversion of convertible debt					428,032
Value of convertible original issue discount note					$ 136,970
Loss on extinguishment of debt						34,586
Convertible Note Payable Dated July 2013 [Member] | President and principal shareholder [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 1,000,000
Debt instrument, face amount						1,000,000
Debt instrument, term		5 years
Debt instrument, interest rate		7.50%
Debt instrument, maturity date	Dec. 31, 2020	Jul. 10, 2018
Convertible note, conversion price	$ 0.35	$ 1.00
Unamortized discount on notes payable						56,539
Amortization of beneficial conversion feature of convertible notes						36,750
Additional interest expense						3,852
Accrued interest						75,000
Interest expense						70,915
Amortization of original issue discounts related to convertible notes						60,390
Number of shares callable by warrants		500,000
Exercise price of shares called by warrants		$ 1.30
Loss on extinguishment of debt						$ 562,062
Subsequent Event [Member] | Convertible Note Payable Dated July 2013 [Member] | President and principal shareholder [Member]
Debt Instrument [Line Items]
Accrued interest				$ 75,000
Shares issued from conversion of convertible debt				101,352